Income taxes	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Income taxes
9.	Income taxes
Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2023	2022

Current tax expense	(1 554)	(1 704)
Deferred tax (expense)/income	362	459
Total income tax expense in the income statement	(1 192)	(1 244)
The reconciliation of the effective tax rate with the
aggr
egated weighted nominal tax rate can be summa
riz
ed as follows:

For the six-month period ended 30 June Million US dollar	2023	2022

Profit/(loss) before tax	3 847	3 718
Deduct share of results of associates	105	129
Deduct exceptional share of results of associates	-	(1 143)
Profit before tax and before share of results of associates	3 741	4 732

Adjustments to the tax basis
Government incentives	(346)	(304)
Non-deductible/(non-taxable) mark-to-market on derivatives	703	(296)
Other expenses not deductible for tax purposes	775	962
Other non-taxable income	(291)	(346)
Adjusted tax basis	4 582	4 748

Aggregate weighted nominal tax rate	26.9%	26.9%

Tax at aggregated nominal tax rate	(1 235)	(1 277)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(98)	(8)
(Underprovided)/overprovided in prior years	(56)	24
Deductions from interest on equity	323	268
Deductions from goodwill and other tax deductions	168	5
Change in tax rate	-	5
Withholding taxes	(205)	(181)
Other tax adjustments	(90)	(81)

Total tax expense	(1 192)	(1 244)

Effective tax rate	31.9%	26.3%
The total income tax expense for the
six-month
period
ended
30 June 2023 amounts to 1 192m US dollar compared to 1 244m US dollar for
the
six-month
period ended 30 June 2022. The effective tax rate for the
six-month
period ended 30 June 2023 was 31.9% compared to an effective tax rate of 26.3% for the six-month
period ended 30 June 2022.
The 2023 effective tax rate was negatively impacted by
non-deductible
losses from derivatives related to hedging of share-based payment programs and hedging of the shares issued in a transaction related to the combination with Grupo Modelo and SAB, while the 2022 effective tax rate was positively impacted by non-taxable
gains from these derivatives.
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.